Long-Term Borrowings - Summary of Long-Term Borrowings (Detail) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022		Jan. 01, 2022	[1]
Disclosure of long-term borrowings [Line Items]
Borrowings	€ 2,356	€ 4,051	[1]	€ 9,661
Aegon Ltd. [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	745	1,226
Fair value of long-term borrowings	847	1,289
Aegon Ltd. [member] | Not later than 1 year [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	0	499
Aegon Ltd. [member] | 1-5 years [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	0	0
Aegon Ltd. [member] | Over 5 through 10 years [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	287	281
Aegon Ltd. [member] | Over 10 years [member]
Disclosure of long-term borrowings [Line Items]
Borrowings	€ 457	€ 446

[1]	Comparatives have been restated due to the initial application of IFRS 9 and IFRS 17. Note 2 includes further details on the changes in accounting policies.